Income Tax: (Details 1) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Tax Details [Abstract]
Income tax (benefit) based on Canadian tax rates	$ 32,129,949	$ (3,786,341)
Increase (decrease) due to:
Different tax rates on foreign subsidiaries	17,175,972	(131,705)
Non-deductible expenses	2,340,551	708,474
Withholding tax	2,000,265	0
Change in valuation allowance and other	(6,938,974)	3,209,572
Income tax	$ 46,707,763	$ 0